Stock-based compensation (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Of options granted			$ 0
Stock-based compensation cost	481,563	756,090	787,874
Stock Option Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted		$ 0
Stock Option Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	280,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted	123,585	78,645
Weighted average grant date fair value of options granted			$ 14.98
Intrinsic value of options exercised			912,558
Proceed from exercise of options			243,234
Unrecognized option costs	29,798
Weighted average period of recognition for unrecognized option costs	1 year 3 months 22 days
Stock Option Plan 2002 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2002 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	358,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted	53,126	108,481	705,890
Intrinsic value of options exercised			1,230,857
Proceed from exercise of options			912,310
Stock Option Plan 2004 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2004 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	670,000
Fair Value Of options granted	967,248	1,542,072	873,798
Weighted average grant date fair value of options granted	$ 3.76		$ 12.86
Intrinsic value of options exercised			670,998
Proceed from exercise of options			209,133
Unrecognized option costs	$ 394,481
Weighted average period of recognition for unrecognized option costs	1 year 1 month 6 days
Stock Option Plan 2006 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary	25.00%
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2006 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary	20.00%
Options, exercise price as percentage of fair market value	50.00%